Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
		Jul. 01, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Schedule of Reverse Recapitalization [Line Items]
Exchange ratio		71.26
Redemption of FCAC shares (in shares)		19,864,030	6,002,255	19,864,030
Cash price for redeemed shares (in USD per share) | $ / shares		$ 10.00
Aggregate amount for redemption of FCAC shares | $	[1]			$ 29,772
Common stock issued, excluding earnout shares (in shares)		333,875,179
Shares issued				42,560,000
Cash received from FCAC trust and cash on hand, net of redemptions | $		$ 146,400		$ 146,363
Cash paid for issuance costs and advisory fees | $		54,000		$ 54,025
One-time bonus payments | $		$ 11,600
Capital stock authorized (in shares)		615,000,000
Common stock authorized (in shares)		600,000,000	600,000,000	600,000,000	424,353,300
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)		15,000,000
Preferred stock, par value (in USD per share) | $ / shares		$ 0.0001
Sponsor members
Schedule of Reverse Recapitalization [Line Items]
Earnout shares held in escrow		1,713,000
Legacy Sharecare stockholders
Schedule of Reverse Recapitalization [Line Items]
Earnout shares held in escrow		1,500,000
Series A Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Shares issued		5,000,000
Preferred stock authorized (in shares)		5,000,000
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Aggregate amount for redemption of FCAC shares | $		$ 198,600

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.